UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Mareile Cusack 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to: Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, IL 60603

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—99.52%	Cost	Market Value

	Consumer Discretionary & Services—36.25%
372,500	Black & Decker Corp.	$28,030,578	$15,574,225
2,643,500	CBS Corp., Class B	17,110,020	21,650,265
4,026,639	Gannett Co., Inc.	97,048,799	32,213,112
1,692,413	Hewitt Associates, Inc., Class A (a)	39,328,240	48,030,681
2,094,250	International Game Technology	21,637,448	24,900,632
10,167,897	Interpublic Group of Cos., Inc. (a)	92,204,764	40,264,872
6,900,557	McClatchy Company, Class A	232,624,589	5,520,446
699,871	Meredith Corporation	18,460,252	11,981,791
466,548	Mohawk Industries, Inc. (a)	31,269,729	20,047,568
2,874,857	Newell Rubbermaid Inc.	67,465,621	28,116,101
1,877,775	Nordstrom, Inc.	28,467,917	24,993,185
4,531,156	Royal Caribbean Cruises Ltd.	142,671,592	62,303,395
1,858,192	Sotheby’s	51,930,977	16,519,327
1,764,506	Tiffany & Co.	64,387,982	41,695,277
		932,638,508	393,810,877
	Consumer Staples—8.22%
2,577,638	Constellation Brands, Inc., Class A (a)	52,004,993	40,649,351
1,121,138	J.M. Smucker Co.	38,475,767	48,612,544
		90,480,760	89,261,895
	Financial Services—25.84%
8,382,932	CB Richard Ellis Group, Inc. (a)	103,017,094	36,214,266
810,126	City National Corp.	54,291,839	39,453,136
1,658,455	Equifax Inc.	61,418,324	43,982,227
920,165	HCC Insurance Holdings, Inc.	10,636,452	24,614,414
4,654,803	Janus Capital Group Inc.	52,408,579	37,378,068
1,657,473	Jones Lang LaSalle Inc.	29,674,278	45,912,002
85,316	Markel Corp. (a)	15,622,886	25,509,484
559,232	PrivateBancorp, Inc.	12,801,268	18,152,671
430,166	Wilmington Trust Corporation	9,893,524	9,566,892
		349,764,244	280,783,160
	Health Care—12.82%
664,934	Bio-Rad Laboratories, Inc., Class A (a)	37,508,425	50,076,179
1,100,001	Hospira, Inc. (a)	40,930,727	29,502,027
3,935,145	IMS Health Inc.	90,510,436	59,656,798
		168,949,588	139,235,004
	Materials & Processing—8.84%
1,633,003	Brady Corp., Class A	23,393,266	39,110,422
807,454	Energizer Holdings, Inc. (a)	16,064,701	43,715,560
2,860,658	Interface Inc., Class A	33,497,742	13,273,453
		72,955,709	96,099,435

Quarterly Report December 31, 2008	25 years of patient investing

Ariel Fund Schedule of Investments (continued)	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—99.52% (Cont’d)	Cost	Market Value

	Producer Durables—3.31%
1,488,311	IDEX Corp.	$17,768,806	$35,942,711

	Technology—4.24%
1,530,350	Anixter International Inc. (a)	34,948,040	46,094,142

	Total Common Stocks	1,667,505,655	1,081,227,224

Principal Amount	REPURCHASE AGREEMENT—0.89%	Cost	Market Value

$9,660,776	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2008, due 1/2/2009, repurchase price $9,660,781, (collateralized by Federal Home Loan Bank, 5.125% - 5.375%, due 5/15/2019 - 3/14/2036 and Federal National Mortgage Assoc., 4.830% - 6.250%, due 1/22/2018 - 5/15/2029 and Federal Home Loan Mortgage Corp., 5.00%, due 4/16/2018)	$9,660,776	$9,660,776
	Total Investments—100.41%	$1,677,166,431	1,090,888,000
	Liabilities less Other Assets—(0.41%)		(4,426,954)
	NET ASSETS—100.00%		$1,086,461 ,046

(a) Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Ariel Appreciation Fund Schedule of Investments	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—98.96%	Cost	Market Value

	Consumer Discretionary & Services—38.72%
1,553,100	Accenture Ltd, Class A	$22,233,403	$50,926,149
1,651,050	Carnival Corp.	53,810,309	40,153,536
5,801,400	CBS Corp., Class B	105,675,904	47,513,466
3,252,550	Gannett Co., Inc.	127,120,329	26,020,400
1,579,700	Hewitt Associates, Inc., Class A (a)	42,944,441	44,831,886
2,688,600	International Game Technology	47,163,579	31,967,454
6,966,675	Interpublic Group of Cos., Inc. (a)	46,926,326	27,588,033
1,327,400	Nordstrom, Inc.	20,271,536	17,667,694
911,600	Omnicom Group Inc.	25,736,677	24,540,272
1,214,700	Sotheby’s	32,259,347	10,798,683
1,442,600	Tiffany & Co.	51,062,411	34,088,638
		575,204,262	356,096,211
	Consumer Staples—4.16%
214,672	Clorox Co.	6,446,846	11,927,176
1,670,400	Constellation Brands, Inc., Class A (a)	33,014,063	26,342,208
		39,460,909	38,269,384
	Financial Services—31.08%
6,776,100	CB Richard Ellis Group, Inc. (a)	92,398,722	29,272,752
622,700	City National Corp.	43,434,410	30,325,490
302,622	Dun & Bradstreet Corp.	5,522,867	23,362,418
1,179,500	Equifax Inc.	24,354,972	31,280,340
502,800	Franklin Resources, Inc.	17,801,111	32,068,584
586,000	HCC Insurance Holdings, Inc.	17,497,040	15,675,500
3,196,700	Janus Capital Group Inc.	34,245,891	25,669,501
1,103,600	Jones Lang LaSalle Inc.	82,236,187	30,569,720
55,400	Markel Corp. (a)	19,891,924	16,564,600
639,200	Northern Trust Corp.	18,786,312	33,327,888
499,900	T. Rowe Price Group, Inc.	8,272,645	17,716,456
		364,442,081	285,833,249
	Health Care—13.42%
478,550	Baxter International Inc.	9,295,315	25,645,494
3,231,160	IMS Health Inc.	50,954,122	48,984,386
383,400	Laboratory Corp. of America Holdings (a)	25,762,498	24,694,794
706,854	Thermo Fisher Scientific Inc. (a)	9,000,481	24,082,516
		95,012,416	123,407,190
	Integrated Oils—2.10%
359,700	Hess Corp.	18,028,881	19,294,308

	Materials & Processing—3.38%
573,200	Energizer Holdings, Inc. (a)	36,653,261	31,033,048

Quarterly Report December 31, 2008	25 years of patient investing

Ariel Appreciation Fund Schedule of Investments (continued)	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—98.96% (cont’d)	Cost	Market Value

	Producer Durables—2.98%
781,450	Illinois Tool Works Inc.	$41,506,589	$27,389,823

	Technology—3.12%
953,800	Anixter International Inc. (a)	60,183,757	28,728,456

	Total Common Stocks	1,230,492,156	910,051,669

Principal Amount	REPURCHASE AGREEMENT—1.08%	Cost	Market Value

$9,960,248	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2008, due 1/2/2009, repurchase price $9,960,254, (collateralized by Federal National Home Loan Mortgage Corp., 5.00%, due 4/16/2018)	$9,960,248	$9,960,248
	Total Investments—100.04%	$1,240,452,404	920,011,917
	Liabilities less Other Assets—(0.04%)		(323,973)
	NET ASSETS—100%		$919,687,944

(a) Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments

arielinvestments.com	800.292.7435

Ariel Focus Fund Schedule of Investments	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—97.05%	Cost	Market Value

	Autos & Transportation—4.57%
19,100	Toyota Motor Corp., ADR	$1,817,714	$1,249,904

	Consumer Discretionary & Services—29.90%
48,300	Accenture Ltd, Class A	1,308,171	1,583,757
18,500	Black & Decker Corp.	1,460,119	773,485
54,200	Carnival Corp.	2,196,616	1,318,144
96,300	eBay, Inc. (a)	1,835,713	1,344,348
49,700	Omnicom Group Inc.	2,137,455	1,337,924
36,500	Tiffany & Co.	1,344,561	862,495
42,600	Walt Disney Co.	1,196,606	966,594
		11,479,241	8,186,747
	Financial Services—17.69%
36,000	Aflac Inc.	1,784,015	1,650,240
31,000	American Express Company	1,200,322	575,050
15,000	Franklin Resources, Inc.	1,312,108	956,700
29,900	JPMorgan Chase & Co.	1,186,580	942,747
50,220	UBS AG (a)	2,529,427	718,146
		8,012,452	4,842,883
	Health Care—16.17%
26,975	Covidien Ltd.	948,403	977,574
109,200	IMS Health Inc.	2,118,063	1,655,472
30,000	Johnson & Johnson	1,877,350	1,794,900
		4,943,816	4,427,946
	Integrated Oils—2.16%
11,000	Hess Corp.	533,728	590,040

	Materials & Processing—1.02%
34,700	USG Corp. (a)	1,566,852	278,988

	Other—10.20%
611	Berkshire Hathaway Inc., Class B (a)	1,827,110	1,963,754
38,375	Tyco International Ltd.	1,600,611	828,900
		3,427,721	2,792,654
	Producer Durables—6.24%
48,700	Illinois Tool Works Inc.	2,465,768	1,706,935

Quarterly Report December 31, 2008	25 years of patient investing

Ariel Focus Fund Schedule of Investments (continued)	December 31, 2008 (unaudited)

Number of Shares	COMMON STOCKS—97.05% (cont’d)	Cost	Market Value

	Technology—9.10%
123,400	Dell Inc. (a)	$2,730,408	$1,263,616
14,600	International Business Machines Corp.	1,145,803	1,228,736
		3,876,211	2,492,352

	Total Common Stocks	38,123,503	26,568,449

Principal Amount	REPURCHASE AGREEMENT—2.67%	Cost	Market Value

$731,733	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2008, due 1/2/2009, repurchase price $731,734, (collateralized by Federal National Mortgage Assoc., 5.00%, due 4/16/2018)	$731,733	$731,733
	Total Investments—99.72%	$38,855,236	27,300,182
	Other Assets less Liabilities—0.28%		75,550
	NET ASSETS—100.00%		$27,375,732

(a) Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Notes to Schedules of Investments	December 31, 2008 (unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust. Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies

The following is a summary of significant policies related to investments of the Funds held at December 31, 2008.

FAS 157 – Effective October 1, 2008, the Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the funds’ investments carried at market value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$1,081,227,224	$910,051,669	$26,568,449
Level 2	9,660,776	9,960,248	731,733
Level 3	—	—	—
Market Value at 12/31/2008	$1,090,888,000	$920,011,917	$27,300,182

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the three months ended December 31, 2008, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2008
							Amount of Gain
	Balance			Balance		Dividends	(Loss) Realized
	September 30,			December 31,		Credited to	on Sale of
Security Name	2008	Purchases	Sales	2008	Market Value	Income	Shares
ACCO Brands Corp.*	3,380,000	—	3,380,000	—	$—	$—	$(73,938,570)
					$—	$—	$(73,938,570)

* No longer an affiliated company as of December 31, 2008.

arielinvestments.com	800-292-7435

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. — Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	February 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	February 2, 2009

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	February 2, 2009